Significant Accounting Policies - Schedule of Fair Value of Each Option Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Each Option Granted [Line Items]
Contractual life	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Fair Value of Each Option Granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2	$ 2	$ 2
Expected volatility (weighted average)	36.32%	37.25%	35.50%
Risk-free interest rate	3.95%	3.32%	3.00%
Maximum [Member]
Schedule of Fair Value of Each Option Granted [Line Items]
Expected exercise factor (in Dollars per share)	$ 2.8	$ 2.8	$ 2.8
Expected volatility (weighted average)	36.34%	39.28%	36.40%
Risk-free interest rate	4.35%	4.20%	4.30%